Taxation (Tables)	9 Months Ended
Sep. 30, 2019
Taxation
Schedule of components of income/(loss) before tax

	For the nine months ended September 30,
	2018	2019
	RMB	RMB
Current income tax expenses	(387,682)	(1,018,967)
Deferred tax benefits/(expenses)	21,777	(304,336)
Total income tax expenses	(365,905)	(1,323,303)
Effective income tax rate	15.0%	13.7%